Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the three years in the period ended December 31, 2022, 2021 and 2020. The table below summarizes the compensation values reported in the Summary Compensation Table for our principal executive officers (“PEOs”) and average for our other non-PEO Named Executive Officers (“NEOs”) as compared to the “compensation actually paid,” calculated pursuant to the applicable rules and the Company’s financial performance for the years ended December 31, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for First PEO(1)		Compensation Actually Paid to First PEO(1),(2),(5)		Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(4), (5)	Value of Initial Fixed $100 Investment Based On:		Net Income including Non- Controlling interests (in thousandth)	Adjusted EBITDA, including Non- Controlling Interests (in thousands)
		Summary Compensation Table Total for Second PEO(1)		Compensation Actually Paid to Second PEO(1),(3),(5)			TSR	Peer Group TSR(6)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$ 343,606	$1,184,860	$706,646	$110,279,592	$773,671	$7,750,920	$135	$158	$250,721	$772,189
2021	2,476,399	N/A	4,346,136	N/A	977,732	1,696,415	118	121	99,221	283,802
2020	2,334,613	N/A	2,030,742	N/A	854,678	932,545	83	78	81,684	191,155
(1)	The principal executive officer (“PEO”) and the non-PEO NEOs for each year are as follows:
a.	2022: PEO – Clay Bretches (First PEO) and Jamie Welch (Second PEO); non-PEO NEOs – Matthew Wall, Steven Stellato, R. Todd Carpenter, Anne Psencik, and Ben C. Rodgers
b.	2021: PEO – Clay Bretches; non-PEO NEOs – Ben C. Rodgers and Stephen P. Noe
c.	2020: PEO – Clay Bretches; non-PEO NEOs – Ben C. Rodgers and Stephen P. Noe
(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) for Mr. Bretches in each respective year. As Mr. Bretches did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the totals presented in the Summary Compensation Table and the total “compensation actually paid” to Mr. Bretches for 2022, 2021, and 2020.

	2022	2021	2020
FIRST PEO SUMMARY COMPENSATION TABLE TOTALS	$343,606	$2,476,399	$2,334,613
Deduct the fair value reported in the Summary Compensation Table of equity awards granted during the year	(212,028)	(1,507,456)	(1,434,927)
Add (Subtract):
Fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	333,494	2,676,599	1,368,239
Change in fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	209,535	562,300	(215,056)
Fair value as of the vesting date of equity awards granted and vested during the year	—	—	—
Change in fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	18,432	49,668	(40,110)
Fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	13,607	88,626	17,983
Total Equity Award Related Adjustments	575,068	3,377,193	1,131,056
COMPENSATION ACTUALLY PAID TOTALS	$706,646	$4,346,136	$2,030,742
(3)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) for Mr. Welch in each respective year. As Mr. Welch did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the totals presented in the Summary Compensation Table and the total “compensation actually paid” to Mr. Welch for 2022, 2021, and 2020.

	2022	2021	2020
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS	$1,184,860	$—	$—
Deduct the fair value reported in the Summary Compensation Table of equity awards granted during the year	—	—	—
Add (Subtract):
Fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	100,583,974	—	—
Change in fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	—	—	—
Fair value as of the vesting date of equity awards granted and vested during the year	—	—	—
Change in fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	—	—	—
Fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	8,510,757	—	—
Total Equity Award Related Adjustments	109,094,732	—	—
COMPENSATION ACTUALLY PAID TOTALS	$110,279,592	$—	$—
(4)	The Company deducted from and added to the average Summary Compensation Table total compensation the following amounts to calculate the average “compensation actually paid” in accordance with Item 402(v) of Regulation S-K as disclosed in columns (e) for the non-PEO NEOs in each respective year. As the Company’s NEOs did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the average of totals presented in the Summary Compensation Table and the average total “compensation actually paid” to the non-PEO NEOs for 2022, 2021, and 2020.
	2022	2021	2020
NON-PEO NEOs AVERAGE SUMMARY COMPENSATION TABLE TOTALS	$773,671	$977,732	$854,678
Deduct the fair value reported in the Summary Compensation Table of equity awards granted during the year	(183,333)	(455,701)	(421,500)
Add (Subtract):
Fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	6,670,004	886,742	606,193
Change in fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	20,267	194,623	(105,182)
Fair value as of the vesting date of equity awards granted and vested during the year	—	—	—
Change in fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	1,340	47,853	(7,544)
Fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	468,971	45,166	5,900
Total Equity Award Related Adjustments	7,160,582	1,174,384	499,367
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$7,750,920	$1,696,415	$932,545
(5)	There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating “compensation actually paid” from the assumptions used to compute the valuation of such equity awards as of the grant date.
(6)

The peer group consists of Antero Resources Corporation, Crestwood Equity Partners LP, DT Midstream, Inc., Enlink Midstream, LLC, Equitrans Midstream Corporation, Western Midstream Partners, LP, Magellan Midstream Partners, L.P., NuStar Energy L.P. and DCP Midstream, LP.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The principal executive officer (“PEO”) and the non-PEO NEOs for each year are as follows:
a.	2022: PEO – Clay Bretches (First PEO) and Jamie Welch (Second PEO); non-PEO NEOs – Matthew Wall, Steven Stellato, R. Todd Carpenter, Anne Psencik, and Ben C. Rodgers
b.	2021: PEO – Clay Bretches; non-PEO NEOs – Ben C. Rodgers and Stephen P. Noe
c.	2020: PEO – Clay Bretches; non-PEO NEOs – Ben C. Rodgers and Stephen P. Noe

Peer Group Issuers, Footnote [Text Block]
(6)

The peer group consists of Antero Resources Corporation, Crestwood Equity Partners LP, DT Midstream, Inc., Enlink Midstream, LLC, Equitrans Midstream Corporation, Western Midstream Partners, LP, Magellan Midstream Partners, L.P., NuStar Energy L.P. and DCP Midstream, LP.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) for Mr. Bretches in each respective year. As Mr. Bretches did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the totals presented in the Summary Compensation Table and the total “compensation actually paid” to Mr. Bretches for 2022, 2021, and 2020.
	2022	2021	2020
FIRST PEO SUMMARY COMPENSATION TABLE TOTALS	$343,606	$2,476,399	$2,334,613
Deduct the fair value reported in the Summary Compensation Table of equity awards granted during the year	(212,028)	(1,507,456)	(1,434,927)
Add (Subtract):
Fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	333,494	2,676,599	1,368,239
Change in fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	209,535	562,300	(215,056)
Fair value as of the vesting date of equity awards granted and vested during the year	—	—	—
Change in fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	18,432	49,668	(40,110)
Fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	13,607	88,626	17,983
Total Equity Award Related Adjustments	575,068	3,377,193	1,131,056
COMPENSATION ACTUALLY PAID TOTALS	$706,646	$4,346,136	$2,030,742
(3)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) for Mr. Welch in each respective year. As Mr. Welch did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the totals presented in the Summary Compensation Table and the total “compensation actually paid” to Mr. Welch for 2022, 2021, and 2020.

	2022	2021	2020
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS	$1,184,860	$—	$—
Deduct the fair value reported in the Summary Compensation Table of equity awards granted during the year	—	—	—
Add (Subtract):
Fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	100,583,974	—	—
Change in fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	—	—	—
Fair value as of the vesting date of equity awards granted and vested during the year	—	—	—
Change in fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	—	—	—
Fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	8,510,757	—	—
Total Equity Award Related Adjustments	109,094,732	—	—
COMPENSATION ACTUALLY PAID TOTALS	$110,279,592	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 773,671	$ 977,732	$ 854,678
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,750,920	1,696,415	932,545
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The Company deducted from and added to the average Summary Compensation Table total compensation the following amounts to calculate the average “compensation actually paid” in accordance with Item 402(v) of Regulation S-K as disclosed in columns (e) for the non-PEO NEOs in each respective year. As the Company’s NEOs did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the average of totals presented in the Summary Compensation Table and the average total “compensation actually paid” to the non-PEO NEOs for 2022, 2021, and 2020.
	2022	2021	2020
NON-PEO NEOs AVERAGE SUMMARY COMPENSATION TABLE TOTALS	$773,671	$977,732	$854,678
Deduct the fair value reported in the Summary Compensation Table of equity awards granted during the year	(183,333)	(455,701)	(421,500)
Add (Subtract):
Fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	6,670,004	886,742	606,193
Change in fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	20,267	194,623	(105,182)
Fair value as of the vesting date of equity awards granted and vested during the year	—	—	—
Change in fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	1,340	47,853	(7,544)
Fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	468,971	45,166	5,900
Total Equity Award Related Adjustments	7,160,582	1,174,384	499,367
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$7,750,920	$1,696,415	$932,545

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Since Kinetik was formed as a result of the Transactions, which closed on February 22, 2022, and our current NEOs, the Post-Transaction NEOs, were appointed in connection with the closing of the Transactions, we believe it is difficult to link compensation actually paid to our NEOs to our financial performance over the time periods presented in the Pay Versus Performance table. Nevertheless, over the three-year period from 2020 to 2022, our TSR, the TSR of our peer group, and “Compensation Actually Paid” to our PEO(s) and the average “Compensation Actually Paid” to our non-PEO NEOs have all increased. In 2022, “Compensation Actually Paid” to our NEOs outpaced the increase in our TSR primarily due to differences in NEO composition and executive compensation practices and disclosures related to the compensation strategy at BCP, a private equity-backed company that employed and compensated the Post-Transaction NEOs prior to the Transaction, and the Transactions. In addition, prior to the Transactions, Altus did not directly employ or compensate any of its executive officers, and the “Compensation Actually Paid” amounts for Messrs. Bretches, Rodgers and Noe, as applicable, reflect the applicable Allocation Percentage applied to each applicable NEO’s compensation from Apache for the years 2022, 2021 and 2020. For more detail regarding this, please see “Compensation Discussion & Analysis – 2022 Executive Compensation Program.” In addition, pre-Transactions, BCP awarded the Post-Transaction NEOs, particularly Mr. Welch, with a significant amount of equity awards as is typical for private equity-backed companies to help align the executives’ interests with BCP’s long-term goals, which equity awards were exchanged for replacement equity awards by Kinetik in connection with the Transactions. However, we believe the fact that a significant portion of the compensation for the Post-Transaction NEOs is comprised of equity awards, including performance-based awards, continues to align their interests with Kinetik and its stockholders.

Compensation Actually Paid vs. Net Income [Text Block]

In addition, both “Compensation Actually Paid” to our NEOs and our Net Income increased between 2020 and 2021. Similarly, the substantial improvement in our Net Income between 2021 and 2022 is directionally aligned with the increase in “Compensation Actually Paid” over the same period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Further, both “Compensation Actually Paid” to our NEOs and our adjusted EBITDA increased between 2020 and 2021. There was a disproportionate pay increase in “Compensation Actually Paid” to our NEOs in relation to the increase in EBITDA between 2021 and 2022. While adjusted EBITDA is a metric in our annual cash incentive plan and therefore impacts executive compensation, there are several other factors that impact “Compensation Actually Paid”, including the increase in our stock price, as well the impact of the Transactions on our executive compensation structure.

Total Shareholder Return Vs Peer Group [Text Block]

Since Kinetik was formed as a result of the Transactions, which closed on February 22, 2022, and our current NEOs, the Post-Transaction NEOs, were appointed in connection with the closing of the Transactions, we believe it is difficult to link compensation actually paid to our NEOs to our financial performance over the time periods presented in the Pay Versus Performance table. Nevertheless, over the three-year period from 2020 to 2022, our TSR, the TSR of our peer group, and “Compensation Actually Paid” to our PEO(s) and the average “Compensation Actually Paid” to our non-PEO NEOs have all increased. In 2022, “Compensation Actually Paid” to our NEOs outpaced the increase in our TSR primarily due to differences in NEO composition and executive compensation practices and disclosures related to the compensation strategy at BCP, a private equity-backed company that employed and compensated the Post-Transaction NEOs prior to the Transaction, and the Transactions. In addition, prior to the Transactions, Altus did not directly employ or compensate any of its executive officers, and the “Compensation Actually Paid” amounts for Messrs. Bretches, Rodgers and Noe, as applicable, reflect the applicable Allocation Percentage applied to each applicable NEO’s compensation from Apache for the years 2022, 2021 and 2020. For more detail regarding this, please see “Compensation Discussion & Analysis – 2022 Executive Compensation Program.” In addition, pre-Transactions, BCP awarded the Post-Transaction NEOs, particularly Mr. Welch, with a significant amount of equity awards as is typical for private equity-backed companies to help align the executives’ interests with BCP’s long-term goals, which equity awards were exchanged for replacement equity awards by Kinetik in connection with the Transactions. However, we believe the fact that a significant portion of the compensation for the Post-Transaction NEOs is comprised of equity awards, including performance-based awards, continues to align their interests with Kinetik and its stockholders.

Tabular List [Table Text Block]

Disclosure of Most Important Performance Measures for Fiscal Year 2022

The measure listed below represents the most important financial performance measure that we used to determine “compensation actually paid” for our NEOs for fiscal year 2022. For more detail regarding this financial performance measure, please see “Compensation Discussion & Analysis – 2022 Executive Compensation Program.”

Most Important Performance Measure
Adjusted EBITDA

Total Shareholder Return Amount	$ 135	118	83
Peer Group Total Shareholder Return Amount	158	121	78
Net Income (Loss)	$ 250,721,000	$ 99,221,000	$ 81,684,000
Company Selected Measure Amount	772,189,000	283,802,000	191,155,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Clay Bretches [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 343,606	$ 2,476,399	$ 2,334,613
PEO Actually Paid Compensation Amount	$ 706,646	$ 4,346,136	$ 2,030,742
PEO Name	Clay Bretches	Clay Bretches	Clay Bretches
Jamie Welch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,184,860	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 110,279,592	0	0
PEO Name	Jamie Welch
PEO [Member] | Clay Bretches [Member] | Fair Value Reported in the Summary Compensation Table of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (212,028)	(1,507,456)	(1,434,927)
PEO [Member] | Clay Bretches [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	575,068	3,377,193	1,131,056
PEO [Member] | Clay Bretches [Member] | Fair Value as of the End of the Year of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	333,494	2,676,599	1,368,239
PEO [Member] | Clay Bretches [Member] | Change in Fair Value as of the End of the Year (From the End of the Prior Year) of Equity Awards Granted During Any Prior Year That are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	209,535	562,300	(215,056)
PEO [Member] | Clay Bretches [Member] | Fair Value as of the Vesting Date of Equity Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Clay Bretches [Member] | Change in Fair Value as of the Vesting Date (From the End of the Prior Year) of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,432	49,668	(40,110)
PEO [Member] | Clay Bretches [Member] | Fair Value as of the End of the Prior Year of Equity Awards Granted in Prior Years That Were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Clay Bretches [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,607	88,626	17,983
PEO [Member] | Jamie Welch [Member] | Fair Value Reported in the Summary Compensation Table of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jamie Welch [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	109,094,732	0	0
PEO [Member] | Jamie Welch [Member] | Fair Value as of the End of the Year of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	100,583,974	0	0
PEO [Member] | Jamie Welch [Member] | Change in Fair Value as of the End of the Year (From the End of the Prior Year) of Equity Awards Granted During Any Prior Year That are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jamie Welch [Member] | Fair Value as of the Vesting Date of Equity Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jamie Welch [Member] | Change in Fair Value as of the Vesting Date (From the End of the Prior Year) of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jamie Welch [Member] | Fair Value as of the End of the Prior Year of Equity Awards Granted in Prior Years That Were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Jamie Welch [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,510,757	0	0
Non-PEO NEO [Member] | Fair Value Reported in the Summary Compensation Table of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(183,333)	(455,701)	(421,500)
Non-PEO NEO [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,160,582	1,174,384	499,367
Non-PEO NEO [Member] | Fair Value as of the End of the Year of Equity Awards Granted During the Year That are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,670,004	886,742	606,193
Non-PEO NEO [Member] | Change in Fair Value as of the End of the Year (From the End of the Prior Year) of Equity Awards Granted During Any Prior Year That are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,267	194,623	(105,182)
Non-PEO NEO [Member] | Fair Value as of the Vesting Date of Equity Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date (From the End of the Prior Year) of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,340	47,853	(7,544)
Non-PEO NEO [Member] | Fair Value as of the End of the Prior Year of Equity Awards Granted in Prior Years That Were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 468,971	$ 45,166	$ 5,900